Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 852,525	$ 27,980
Less: Accumulated depreciation	(461,190)	(26,981)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	136,983	11,265
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	253,108	29,080
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	36,919	14,616
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	46,464
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 840,241